Discontinued operations and assets classified as held for sale	12 Months Ended
Dec. 31, 2017
Disclosure of discontinued operations [Abstract]
Disclosure of discontinued operations [Text block]
Table of Contents

Note 3Discontinued operations and assets classified as held for sale

Discontinued operations included in the Consolidated statements of income and cash flows consist of the segment Lighting, the combined Lumileds and Automotive businesses and certain divestments formerly reported as discontinued operations. The below table summarizes the discontinued operations, net of income taxes results reported in the consolidated statements of income.

Philips Group
Discontinued operations, net of income taxes
in millions of EUR
2015 - 2017
	2015	2016	2017
Lighting	247	244	896
The combined Lumileds and Automotive businesses	233	282	(29)
Other	(1)	134	(24)
Discontinued operations, net of income taxes	479	660	843
Lighting

In the course of 2017, Philips completed several transactions in Philips Lighting shares, which reduced the interest in this company from 71.23% as of December 31, 2016 to 29.01% as of December 31, 2017. For further details, please refer to Interests in entities.

On April 28, 2017, triggered by a sale of Philips Lighting shares, we concluded that a loss of control was highly probable due to further sell-downs of shares within one year. From that date Lighting was presented as a discontinued operation.

On November 28, 2017, triggered by an additional sale of Philips Lighting shares, Philips lost control, resulting in the deconsolidation of Philips Lighting. Upon deconsolidation, the Company recognized a gain of EUR 599 million, including a tax benefit of EUR 61 million, which was recorded in Discontinued operations. This gain is the net effect of (i) a cash consideration for shares sold in this transaction (EUR 545 million) (ii) plus the fair value of the retained number of shares (EUR 1,368 million) (iii) less the assets held for sale and the liabilities associated with assets held for sale (EUR 2,513 million net) (iv) plus the carrying amount of Non-controlling interest related to Philips Lighting (EUR 1,481 million) and (v) less the release of balances accumulated in Other comprehensive income, mainly relating to currency translation differences (EUR 282 million).

In determining the EUR 599 million, a gain of EUR 638 million was attributable to measuring the retained interest at its fair value.

In addition, Philips recognized a valuation loss of EUR 104 million related to the retained interest in Philips Lighting subsequent to deconsolidation (see other assets classified as assets held for sale in this paragraph).

The following table, summarizes the results of Lighting included in the Consolidated statements of income as discontinued operations.

Results of Lighting
in millions of EUR
2015-2017
	2015	2016	2017
Sales	7,438	7,094	6,319
Costs and expenses	(7,114)	(6,726)	(5,776)
Result on the deconsolidation of discontinued operations			538
Value adjustment retained interest			(104)
Income before tax	324	368	977
Income tax expense	(77)	(124)	(150)
Income tax on the deconsolidation of discontinued operations			61
US Tax Cuts and Jobs Act			8
Results from discontinued operations	247	244	896

As a result of Lighting being classified as a discontinued operation, the 2015 and 2016 financial statements have been restated. Apart from these changes, consequential restatements were processed in Income from operations, Financial income and expenses, Income taxes, Earnings per share, and Post-employment benefits.

Discontinued operations: Combined Lumileds and Automotive businesses

On June 30, 2017, Philips completed the sale of an 80.1% interest in the combined Lumileds and Automotive businesses to certain funds managed by affiliates of Apollo Global Management, LLC.

The combined businesses of Lumileds and Automotive were reported as discontinued operations as from the end of November 2014.

During 2017, discontinued operations results of the combined businesses of Lumileds and Automotive amounted to a loss of EUR 29 million, which consisted of a loss of EUR 72 million, net of EUR 26 million tax benefit from the sale of the majority stake, operational results of EUR 159 million, net of EUR 25 million tax expense and a tax expense of EUR 107 million as a result of the US Tax Cuts and Jobs Act.

The net of tax loss of EUR 72 million related to the sale mainly comprises of (i) net cash proceeds associated with the sale (EUR 1,067 million), (ii) plus the fair value of the retained investment (EUR 305 million), (iii) plus a tax benefit (EUR 26 million), (iv) less the book value of business-related assets and liabilities (EUR 1,533 million) and (v) plus the release of cumulative translation differences (EUR 63 million). Furthermore, a gain related to the sale of real estate was recognized in Other business income in Q1 2017. In addition, trademark license revenue is recognized in income from continuing operations as of December 2017.

In determining the EUR 72 million, a gain of EUR 13 million was attributable to measuring the retained interest at its fair value.

For details on the retained interest in the combined Lumileds and Automotive businesses we refer to Other financial assets.

The following table summarizes the results of the combined businesses of Lumileds and Automotive in the Consolidated statements of income as discontinued operations.

Philips Group
Results of combined Lumileds and Automotive businesses
in millions of EUR
2015 - 2017
	2015	2016	2017
Sales	1,619	1,711	804
Costs and expenses	(1,320)	(1,376)	(630)
Result on the sale of discontinued operations			(98)
Income before taxes	299	335	76
Income tax expense	(66)	(53)	(25)
Income tax on the sale of discontinued operations			26
US Tax Cuts and Jobs Act			(107)
Results from discontinued operations	233	282	(29)
Discontinued operations: Other

Certain other divestments reported as discontinued operations, resulted in a net loss of EUR 24 million in 2017 (2016: a net gain of EUR 134 million; 2015: a net loss of EUR 1 million).

The main result in 2016 related to the court decision in favor of Philips in an arbitration case against Funai Electric Co., Ltd. Philips started the arbitration after it terminated the agreement to transfer the Audio, Video, Media & Accessories business to Funai following a breach of contract by Funai. As a consequence the court ordered Funai to pay EUR 144 million, which includes disbursements and interest, as compensation for damages. The amount was received in the second quarter of 2016.

Discontinued operations cash flows

The following table presents the net cash flows of operating, investing and financing activities reported in the Consolidated cash flow statements.

Discontinued operations cash flows
in millions of EUR
2015 -2017
	2015	2016	2017
Cash flows from operating activities	761	1,037	350
Cash flows from investing activities	(203)	(112)	856
Cash flows from financing activities	(20)	1,226	(144)
Total discontinued operations cash flows	537	2,151	1,063

In 2017, cash flows from operating activities reflect the period prior to the divestment of the combined Lumileds and Automotive business (six months of cash flows) and prior to the deconsolidation of Lighting (eleven months of cash flows). In 2017, cash flows from investing activities includes the net cash outflow related to the deconsolidation of Philips Lighting of EUR 175 million, consisting of EUR 545 million proceeds from the sale of shares on November 28, 2017, offset by the deconsolidation of EUR 720 million of cash and cash equivalents, and proceeds of EUR 1,067 million received from the sale of the combined Lumileds and Automotive businesses.

In 2016, cash flows from investing activities includes EUR 144 million cash inflow related to the Funai arbitration and cash flows from financing activities includes new funding of EUR 1.2 billion attracted by Philips Lighting.

Assets classified as held for sale

As of December 31, 2017, assets held for sale consisted of the retained interest in Philips Lighting for an amount of EUR 1,264 million, property, plant and equipment for an amount of EUR 40 million, and assets and liabilities directly associated with assets held for sale businesses of EUR 44 million.

Philips will sell down its retained interest in Philips Lighting within one year. Therefore, the current position of 29.01% is a temporary position which fits in our single coordinated plan to sell Philips Lighting in its entirety. Consequently any results related to the retained interest - such as value adjustments, results upon disposal and dividends - will be reflected in discontinued operation.

The valuation basis for the retained interest in Philips Lighting shares is the lower of the carrying value as per November 28, 2017 (based on the closing share price of EUR 32.975) or the value based on the stock price, less cost to sell, at reporting date. Based on the share price of Philips Lighting as of December 31, 2017 of EUR 30.60 and taking into account expected cost to sell, we recognized a loss in discontinued operations of EUR 104 million.